CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive Income [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Mar. 31, 2011	$ 84,762	$ 90,283,987	$ (25,308,177)	$ 108,990	$ 640,967	$ 65,810,529
Beginning Balance (Shares) at Mar. 31, 2011	84,761,956
Equity interest from consolidation of non- controlling interest RREI					28,009,782	28,009,782
Equity contributions and note conversion by non-controlling interest Oregon USG Holdings LLC					25,794,216	25,794,216
Distributions to non-controlling interest entity					(113,365)	(113,365)
Stock issued from the exercise of stock options	76	83,215				83,291
Stock issued from the exercise of stock options (Shares)	76,500
Stock issued under At Market Issuance Sales Agreement	242	125,891				126,133
Stock issued under At Market Issuance Sales Agreement (Shares)	241,989
Stock compensation		2,733,627				2,733,627
Vesting of restricted shares		248,578				248,578
Unrealized loss on investment				(85,988)		(85,988)
Net loss			(6,222,129)		(4,567,155)	(10,789,284)
Ending Balance at Mar. 31, 2012	85,080	93,475,298	(31,530,306)	23,002	49,764,445	111,817,519
Ending Balance (Shares) at Mar. 31, 2012	85,080,445
Stock issued under At Market Issuance Sales agreement and a registered direct offering agreement	16,436	5,413,551				5,429,987
Stock issued under At Market Issuance Sales agreement and a registered direct offering agreement (Shares)	16,436,319
Equity contributions and note conversion by non-controlling interest Oregon USG Holdings LLC					7,005,785	7,005,785
Distributions to non-controlling interest entity					(88,209)	(88,209)
Stock compensation		636,001				636,001
Unrealized loss on investment				(26,946)		(26,946)
Net loss			(1,314,844)		(600,823)	(1,915,667)
Ending Balance at Dec. 31, 2012	$ 101,516	$ 99,524,850	$ (32,845,150)	$ (3,944)	$ 56,081,198	$ 122,858,470
Ending Balance (Shares) at Dec. 31, 2012	101,516,764